BANK BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2014
BANK BORROWINGS
Schedule of bank borrowings

	As of March 31,
	2013	2014

Short term borrowings(1)	$5,482	$18,201
Long term borrowings(2)	—	1,865
	$5,482	$20,066

(1)                On June 25, June 28, July 10, September 17 and December 19, 2013, iKang Holding borrowed five one-year loans of $1,627, $1,304, $1,630, $1,606 and $4,941 respectively from BEA, to purchase the property and equipment capital and meet temporary working capital needs of the Group. The annual interest rates are the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loans were guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2013 and 2014, the outstanding short term borrowings were nil and $10,910, respectively.

In September 2013, iKang Online signed a ten-year loan framework agreement with an amount no more than $2,451 with BEA, to repay the loans from China Merchants Bank which was due in September 2013. On September 17, 2013, iKang Online borrowed a one-year loan of $2,410 according to the framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2013 and 2014, the outstanding short-term borrowings were nil and $2,372, respectively.

In March 2014, seven clinics in Beijing signed seven one-year loan framework agreements with an amount no more than $8,896 with Bank of Beijing, to meet temporary working capital needs of the Group. Clinics borrowed total $4,919 in March, 2014. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 15% of the benchmark interest rate. The loans were guaranteed by iKang Online and iKang Holdings. As of March 31, 2013 and 2014, the outstanding short term borrowing were nil and $4,919, respectively.

(2)                In June 2013, iKang Holding signed a ten-year loan framework agreement with total loan amounts no more than $3,268 with BEA, to meet the Group’s needs to purchase the property and equipment . On June 28, 2013, iKang Holding borrowed a two-year loan of $1,897 according to the framework agreement. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2013 and 2014, the outstanding long term borrowings were nil and $1,865, respectively.